Contents of Significant Accounts - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	$ 8,575,316	$ 273,360	$ 5,224,503
Deferred income tax liabilities	(12,215,437)	$ (389,399)	(8,118,251)
Net deferred income tax assets (liabilities)	(3,640,121)		(2,893,748)	$ (501,553)
Depreciation [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	2,692,711		2,616,538
Deferred income tax liabilities	(981,906)		(4,387,572)
Loss carry-forward [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	2,626,791		34,089
Pension [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	167,955		281,385
Refund liabilities [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	647,274		318,156
Allowance for inventory valuation losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	971,023		726,023
Investment loss [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	414,290		328,241
Unrealized profit on intercompany sales [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	254,047		471,583
Others [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	801,225		448,488
Deferred income tax liabilities	(861,730)		(354,201)
Investment gain [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(10,097,893)		(3,093,367)
Amortizable assets [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	$ (273,908)		$ (283,111)